Property, equipment and right of the use assets - Summary of maintenance (Detail) - BRL (R$)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	R$ 1,968,840,000	R$ 1,842,239,000	R$ 1,880,771,000
Right of Use Asset Maintainance [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	497,391,000	632,900,000
Right of Use Asset Maintainance [Member] | Checks [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	48,190,000	73,977,000
Right of Use Asset Maintainance [Member] | Checks In Progress [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	23,662,000
Right of Use Asset Maintainance [Member] | Engines Maintenance [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	425,539,000	558,923,000
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	3,460,785,000
Cost [member] | Right of Use Asset Maintainance [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	1,374,925,000	923,517,000
Cost [member] | Right of Use Asset Maintainance [Member] | Checks [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	201,712,000	143,866,000
Cost [member] | Right of Use Asset Maintainance [Member] | Checks In Progress [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	23,662,000
Cost [member] | Right of Use Asset Maintainance [Member] | Engines Maintenance [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	1,149,551,000	779,651,000
Accumulated Depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(1,491,945,000)
Accumulated Depreciation [member] | Right of Use Asset Maintainance [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(877,534,000)	(290,617)
Accumulated Depreciation [member] | Right of Use Asset Maintainance [Member] | Checks [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	(153,522,000)	(69,889)
Accumulated Depreciation [member] | Right of Use Asset Maintainance [Member] | Engines Maintenance [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment	R$ (724,012,000)	R$ (220,728)